Goodwill and Intangible Assets - Summary of Variations in the Earnings Before Interest and Tax Margin and Nominal Discount Rate (Detail)	Dec. 31, 2018
Variations in Earnings Before Interest and Tax One [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Appreciation (depreciation)	1.00%
Discount rate before taxes	11.60%
EBIT	6.70%
Variations in Earnings Before Interest and Tax Two [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Appreciation (depreciation)	0.00%
Discount rate before taxes	10.60%
EBIT	5.70%
Variations in Earnings Before Interest and Tax Three [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Appreciation (depreciation)	(1.00%)
Discount rate before taxes	9.60%
EBIT	4.70%